(12) Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases
Fiscal Year	Total

2013	$ 463,902
2014	157,014
2015	22,113
Thereafter	0

Total	$ 643,029